SUP-0101-0134-0217

AB LARGE CAP GROWTH FUND, INC.

AB CAP FUND, INC.

-AB Emerging Markets Multi-Asset Portfolio

-AB Select US Long/Short Portfolio

Each of the funds listed above is hereinafter referred to as a “Fund” or, collectively, the “Funds”.

Supplement dated February 3, 2017 to the Prospectus and Summary Prospectus dated July 29, 2016 of AB Emerging Markets Multi-Asset Portfolio and the Prospectus and Summary Prospectuses dated November 1, 2016 of AB Large Cap Growth Fund and AB Select US Long/Short Portfolio.

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Effective immediately, a reduction in the management fee of each Fund will be implemented. In addition, a new fee waiver and/or expense reimbursement will be implemented for AB Emerging Markets Multi-Asset Portfolio and AB Select US Long/Short Portfolio.

The following information replaces certain information for each Fund in the Prospectuses under the heading “Fees and Expenses of the Fund.” Actual expenses may be higher or lower than those shown.

AB Emerging Markets Multi-Asset Portfolio

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Advisor Class	Class R	Class K	Class I
Management Fees(c)	.85%	.85%	.85%	.85%	.85%	.85%
Distribution and/or Service (12b-1) Fees	.25%	1.00%	None	.50%	.25%	None
Other Expenses:
Transfer Agent	.12%	.13%	.12%	.22%	.14%	.02%
Other Expenses	1.48%	1.50%	1.45%	1.58%	1.45%	1.45%

Total Other Expenses	1.60%	1.63%	1.57%	1.80%	1.59%	1.47%

Acquired Fund Fees and Expenses	.01%	.01%	.01%	.01%	.01%	.01%

Total Annual Fund Operating Expenses	2.71%	3.49%	2.43%	3.16%	2.70%	2.33%

Fee Waiver and/or Expense Reimbursement(c)(d)	(1.47)%	(1.50)%	(1.44)%	(1.67)%	(1.46)%	(1.34)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.24%	1.99%	.99%	1.49%	1.24%	.99%

(a)	Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1-year contingent deferred sales charge, or CDSC, which may be subject to waiver in certain circumstances.
(b)	For Class C shares, the CDSC is 0% after the first year.
(c)	Restated to reflect current management fees and expense limitations, which became effective on February 3, 2017.
(d)

The Adviser has contractually agreed to waive its management fee and/or to bear expenses of the Fund through July 31, 2017 to the extent necessary to prevent total Fund operating expenses (excluding expenses associated with acquired fund fees and expenses other than the advisory fees of any AB Mutual Funds in which the Fund may invest, interest expense and extraordinary expenses), on an annualized basis, from exceeding 1.24%, 1.99%, .99%, 1.49%, 1.24% and .99% of average daily net assets, respectively, for Class A, Class C, Advisor Class, Class R, Class K and Class I shares. The fee waiver and/or expense reimbursement agreement may be terminated after July 31, 2017 upon 60 days’ prior notice by the Adviser.

Examples

The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s operating expenses stay the same and that the fee waiver is in effect through the date indicated above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C		Advisor Class	Class R	Class K	Class I
After 1 Year	$546	$302	*	$101	$152	$126	$101
After 3 Years	$1,097	$932		$620	$818	$700	$599
After 5 Years	$1,673	$1,684		$1,165	$1,509	$1,300	$1,123
After 10 Years	$3,234	$3,666		$2,657	$3,351	$2,924	$2,563

*	If you did not redeem your shares at the end of the period, your expenses would be decreased by approximately $100.

AB Large Cap Growth Fund

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Advisor Class	Class R	Class K	Class I	Class Z
Management Fees(d)	.59%	.59%	.59%	.59%	.59%	.59%	.59%	.59%
Distribution and/or Service (12b-1) Fees	.25%	1.00%	1.00%	None	.50%	.25%	None	None
Other Expenses:
Transfer Agent	.14%	.18%	.15%	.14%	.25%	.20%	.06%	.02%
Other Expenses	.03%	.04%	.03%	.04%	.03%	.02%	.02%	.03%

Total Other Expenses	.17%	.22%	.18%	.18%	.28%	.22%	.08%	.05%

Total Annual Fund Operating Expenses	1.01%	1.81%	1.77%	.77%	1.37%	1.06%	.67%	.64%

(a)	Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1-year contingent deferred sales charge, or CDSC, which may be subject to waiver in certain circumstances.
(b)	Class B shares automatically convert to Class A shares after eight years. The CDSC decreases over time. For Class B shares, the CDSC decreases 1.00% annually to 0% after the fourth year.
(c)	For Class C shares, the CDSC is 0% after the first year.
(d)	Restated to reflect current management fees, which became effective on February 3, 2017.

Examples

The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund’s operating expenses stay the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class B	Class C	Advisor Class	Class R	Class K	Class I	Class Z
After 1 Year	$524	$584	$280	$79	$139	$108	$68	$65
After 3 Years	$733	$769	$557	$246	$434	$337	$214	$205
After 5 Years	$959	$980	$959	$428	$750	$585	$373	$357
After 10 Years	$1,609	$1,916	$2,084	$954	$1,646	$1,294	$835	$798

For the share classes listed below, you would pay the following expenses if you did not redeem your shares at the end of the period:

	Class B	Class C
After 1 Year	$184	$180
After 3 Years	$569	$557
After 5 Years	$980	$959
After 10 Years	$1,916	$2,084

AB Select US Long/Short Portfolio

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Advisor Class	Class R	Class K	Class I
Management Fees(c)	1.50%	1.50%	1.50%	1.50%	1.50%	1.50%
Distribution and/or Service (12b-1) Fees	.25%	1.00%	None	.50%	.25%	None
Other Expenses:
Transfer Agent	.09%	.09%	.09%	.15%	.11%	.05%
Dividend Expense, Borrowing Costs and Brokerage Expense on Securities Sold Short	.17%	.17%	.17%	.16%	.15%	.17%
Other Expenses	.07%	.07%	.07%	.06%	.05%	.07%

Total Other Expenses	.33%	.33%	.33%	.37%	.31%	.29%

Acquired Fund Fees and Expenses	.08%	.08%	.08%	.08%	.08%	.08%

Total Annual Fund Operating Expenses	2.16%	2.91%	1.91%	2.45%	2.14%	1.87%

Fee Waiver and/or Expense Reimbursement(c)(d)	(.09)%	(.09)%	(.09)%	(.14)%	(.09)%	(.08)%

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	2.07%	2.82%	1.82%	2.31%	2.05%	1.79%

(a)	Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1-year contingent deferred sales charge, or CDSC, which may be subject to waiver in certain circumstances.
(b)	For Class C shares, the CDSC is 0% after the first year.
(c)	Restated to reflect current management fees and expense limitations, which became effective on February 3, 2017.
(d)	The Adviser has contractually agreed to waive its management fee and/or to bear expenses of the Fund through November 1, 2017 to the extent necessary to prevent total Fund operating expenses (excluding expenses associated with acquired fund fees and expenses other than the advisory fees of any AB Mutual Funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs), on an annualized basis, from exceeding 1.90%, 2.65%, 1.65%, 2.15%, 1.90% and 1.65% of average daily net assets, respectively, for Class A, Class C, Advisor Class, Class R, Class K and Class I shares. The fee waiver and/or expense reimbursement agreement may be terminated after November 1, 2017 upon 60 days’ prior notice by the Adviser.

In connection with the Fund’s investments in AB Government Money Market Portfolio (the “Money Market Portfolio”), the Adviser has contractually agreed to waive its management fee from the Fund and/or reimburse other expenses of the Fund in an amount equal to the Fund’s pro rata share of the Money Market Portfolio’s effective management fee, as included in “Acquired Fund Fees and Expenses”.

Examples

The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund’s operating expenses stay the same and that the fee waiver is in effect through the date indicated above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class C		Advisor Class	Class R	Class K	Class I
After 1 Year	$626	$385	*	$185	$234	$208	$182
After 3 Years	$1,064	$892		$591	$750	$661	$580
After 5 Years	$1,527	$1,525		$1,023	$1,293	$1,141	$1,004
After 10 Years	$2,805	$3,227		$2,225	$2,776	$2,465	$2,184

*	If you did not redeem your shares at the end of the period, your expenses would decrease by approximately $100.

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Effective immediately, the following chart for AB Emerging Markets Multi-Asset Portfolio replaces the chart under the heading “Portfolio Managers” in the summary section of the Prospectuses and reflects the persons responsible for the day-to-day management of the Fund’s portfolio.

PORTFOLIO MANAGERS

The following table lists the persons responsible for day-to-day management of the Fund’s portfolio:

Employee	Length of Service with the Fund	Title
Henry S. D’Auria	Since 2011	Senior Vice President of the Adviser

Paul J. DeNoon	Since 2011	Senior Vice President of the Adviser

Morgan C. Harting	Since 2011	Senior Vice President of the Adviser

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This Supplement should be read in conjunction with the Prospectus for each Fund.

You should retain this Supplement with your Prospectus(es) for future reference.

AllianceBernstein® and the AB Logo are registered trademarks and service marks used by permission of the owner, AllianceBernstein L.P.

SUP-0101-0134-0217

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